Net Income Attributable to PepsiCo per Common Share	12 Months Ended
Dec. 28, 2024
Earnings Per Share [Abstract]
Net Income Attributable To PepsiCo Per Common Share	Net Income Attributable to PepsiCo per Common Share
The computations of basic and diluted net income attributable to PepsiCo per common share are as follows:

	2024		2023		2022
	Income	Shares(a)	Income	Shares(a)	Income	Shares(a)
Basic net income attributable to PepsiCo per common share	$6.97		$6.59		$6.45
Net income available for PepsiCo common shareholders	$9,578	1,373	$9,074	1,376	$8,910	1,380
Dilutive securities:
Stock options, RSUs, PSUs and other (b)	—	5	—	7	—	7
Diluted	$9,578	1,378	$9,074	1,383	$8,910	1,387
Diluted net income attributable to PepsiCo per common share	$6.95		$6.56		$6.42
(a)Weighted-average common shares outstanding (in millions).
(b)The dilutive effect of these securities is calculated using the treasury stock method.
The weighted-average amount of antidilutive securities excluded from the calculation of diluted earnings per common share was 4 million, 3 million and immaterial for the years ended December 28, 2024, December 30, 2023 and December 31, 2022, respectively.